JOHN HANCOCK CAPITAL SERIES

JOHN HANCOCK FUNDS II

JOHN HANCOCK INVESTMENT TRUST

JOHN HANCOCK STRATEGIC SERIES

Supplement dated July 31, 2020 to the current Prospectus (the Prospectus), as may be supplemented

Effective after the close of business on August 31, 2020, Class R1 and R3 will be closed to new investors. Plans already offering or in the process of offering these share classes prior to August 31, 2020, may continue to offer these investment options to new participants.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

JOHN HANCOCK CAPITAL SERIES

JOHN HANCOCK FUNDS II

JOHN HANCOCK INVESTMENT TRUST

JOHN HANCOCK STRATEGIC SERIES

Supplement dated July 31, 2020 to the current Statement of Additional Information (the SAI), as may be supplemented

Effective after the close of business on August 31, 2020, Class R1 and R3 will be closed to new investors. Plans already offering or in the process of offering these share classes prior to August 31, 2020, may continue to offer these investment options to new participants.

You should read this supplement in conjunction with the SAI and retain it for future reference.